Operating Costs and Non-underlying Items - Summary of Other Operating Income Expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gross Profit And Operating Costs [Line Items]
Staff costs	€ (6,712)	€ (6,523)	€ (6,555)
Raw and packaging materials and goods purchased for resale	(21,579)	(21,122)	(21,543)
Amortisation of finite-life intangible assets and software	(365)	(310)	(273)
Depreciation of property, plant and equipment	(1,173)	(1,154)	(1,097)
Exchange gains/(losses)	(214)	(209)	(87)
Lease rentals	(557)	(531)	(534)
Minimum operating lease payments	(568)	(536)	(546)
Less: Sub-lease income relating to operating lease agreements	11	5	12
On underlying transactions [member]
Gross Profit And Operating Costs [Line Items]
Exchange gains/(losses)	(51)	(28)	(118)
On covering forward contracts [member]
Gross Profit And Operating Costs [Line Items]
Exchange gains/(losses)	€ (163)	€ (181)	€ 31